Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property and Equipment, Net [Abstract]
Leasehold amortization expenses	$ 209,391
Depreciation expenses	$ 1,304	$ 6,803